Expense Example - Great-West Core Strategies Inflation-Protected Securities Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	36	1,725	3,304	6,809	72	280	506	1,154